Investments - Fixed Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Amortized cost, fixed maturities	$ 67,621.0	$ 67,103.9
Gross unrealized gains, fixed maturities	629.8	270.7
Gross unrealized losses, fixed maturities	5,718.6	7,743.2
Allowance, fixed maturities	2.0	0.1	$ 4.9	$ 6.5
Fair value, fixed maturities	62,530.2	59,631.3
Accrued interest receivable	616.0	575.8
U.S. government and agencies
Available-for-sale securities
Amortized cost, fixed maturities	1,719.1	1,964.6
Gross unrealized gains, fixed maturities	19.3	0.1
Gross unrealized losses, fixed maturities	233.5	248.8
Fair value, fixed maturities	1,504.9	1,715.9
Non-U.S. governments
Available-for-sale securities
Amortized cost, fixed maturities	522.2	565.3
Gross unrealized gains, fixed maturities	16.9	18.9
Gross unrealized losses, fixed maturities	59.2	63.8
Fair value, fixed maturities	479.9	520.4
States and political subdivisions
Available-for-sale securities
Amortized cost, fixed maturities	7,493.9	7,280.1
Gross unrealized gains, fixed maturities	45.4	14.8
Gross unrealized losses, fixed maturities	926.0	1,126.6
Fair value, fixed maturities	6,613.3	6,168.3
Corporate debt securities
Available-for-sale securities
Amortized cost, fixed maturities	35,707.6	37,495.4
Gross unrealized gains, fixed maturities	433.7	219.5
Gross unrealized losses, fixed maturities	3,059.9	4,530.1
Allowance, fixed maturities	1.9		4.5
Fair value, fixed maturities	33,079.5	33,184.8
Residential mortgage-backed pass-through securities
Available-for-sale securities
Amortized cost, fixed maturities	2,959.8	2,362.1
Gross unrealized gains, fixed maturities	25.7	6.0
Gross unrealized losses, fixed maturities	160.6	197.2
Fair value, fixed maturities	2,824.9	2,170.9
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, fixed maturities	5,391.6	5,529.7
Gross unrealized gains, fixed maturities	1.6	0.9
Gross unrealized losses, fixed maturities	649.8	703.1
Allowance, fixed maturities			0.3	4.3
Fair value, fixed maturities	4,743.4	4,827.5
Collateralized debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	5,379.6	4,698.9
Gross unrealized gains, fixed maturities	45.0	4.5
Gross unrealized losses, fixed maturities	26.8	143.2
Allowance, fixed maturities				$ 2.2
Fair value, fixed maturities	5,397.8	4,560.2
Other debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	8,447.2	7,207.8
Gross unrealized gains, fixed maturities	42.2	6.0
Gross unrealized losses, fixed maturities	602.8	730.4
Allowance, fixed maturities	0.1	0.1	$ 0.1
Fair value, fixed maturities	$ 7,886.5	$ 6,483.3